PROPERTY PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Gross carrying amount
Balance at beginning of period	$18,004	$16,502
Additions	582	1,526
Dispositions (1)	(948)	(599)
Acquisitions through business combinations (2)	69	79
Assets reclassified as held for sale	(18)	(56)
Foreign currency translation and other	(35)	552
Balance at end of period	$17,654	$18,004
Accumulated depreciation and impairment
Balance at beginning of period	$(4,022)	$(2,610)
Depreciation/depletion/impairment expense	(880)	(1,686)
Dispositions (1)	387	316
Assets reclassified as held for sale	11	26
Foreign currency translation and other	(31)	(68)
Balance at end of period	$(4,535)	$(4,022)
Net book value (3)	$13,119	$13,982
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(1)During the first quarter of 2021, the partnership derecognized $505 million of property, plant and equipment, net of accumulated amortization, related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
(2)See Note 3 for additional information.
(3)Includes right-of-use assets of $1,250 million as at June 30, 2021 and $1,252 million as at December 31, 2020.